Offerings	Mar. 23, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of common stock, par value $0.001 ("Common Stock") such indeterminate number of shares of Series A Cumulative Perpetual Preferred Stock, par value $0.001 ("Preferred Stock"), such indeterminate principal of debt securities and such indeterminate number of warrants to purchase Capitalize Common Stock, Capitalize Preferred Stock or debt securities as shall have an aggregate initial offering price not to exceed $25,000,000. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $25,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of Capitalize Common Stock, Capitalize Preferred Stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Capitalize Common Stock and Preferred Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act, the proposed maximum aggregate offering price per class of security is omitted, the security type "Unallocated (Universal) Shelf" is included and the maximum aggregate offering price for all of the classes of securities is provided on a combined basis. (3) Calculated pursuant to Rule 457(o) under the Securities Act based on the maximum aggregate offering price.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,014,056
Proposed Maximum Offering Price per Unit	9.28
Maximum Aggregate Offering Price	$ 9,410,439.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,299.58
Offering Note	(4) Consists of 1,014,056 shares of Capitalize Common Stock registered for sale by the selling stockholder named in the registration statement of which this exhibit forms a part. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder also include such indeterminate number of securities as may be issued from time to time with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (5) Estimated solely for the purpose of calculating the registration fee with regard to the shares being offered in the resale prospectus, based, in accordance with Rule 457(c) under the Securities Act of 1933, as amended, on the average of the high and low prices of Capitalize Common Stock as reported on The Nasdaq Global Market on March 18, 2026.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Amount Registered | shares	787,217
Proposed Maximum Offering Price per Unit	10.02
Maximum Aggregate Offering Price	$ 7,887,914.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,089.32
Offering Note	(6) Consists of 787,217 shares of Capitalize Preferred Stock registered for sale by the selling stockholder named in the registration statement of which this exhibit forms a part. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder also include such indeterminate number of securities as may be issued from time to time with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. (7) Estimated solely for the purpose of calculating the registration fee with regard to the shares being offered in the resale prospectus, based, in accordance with Rule 457(c) under the Securities Act of 1933, as amended, on the average of the high and low prices of Capitalize Preferred Stock as reported on The Nasdaq Global Market on March 18, 2026.